Form N-CSR Cover	12 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	6/30 ammendment
Registrant Name	JANUS INVESTMENT FUND
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026